Financial Risk Management - Schedule of Information About Gearing Ratio (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Gearing Ratio [abstract]
Total financial liabilities and bonds	S/ 2,139,714	S/ 2,637,630
Less: Cash and cash equivalent	(801,140)	(626,180)	S/ (606,950)
Net debt	1,338,574	2,011,450
Total equity	2,489,931	2,589,078	S/ 2,489,737	S/ 3,081,912
Total capital	S/ 3,828,505	S/ 4,600,528
Gearing ratio	0.35%	0.44%